CONSOLIDATED BALANCE SHEETS - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	₺ 5,500,000	₺ 8,676,955
Restricted cash	167,312	177,011
Financial investments	1,722,744	28,929
Trade receivables	2,373,275	1,094,456
Due from related parties	9,182	2,830
Loan receivables		5,790
Inventories	3,964,987	2,946,547
Contract assets	22,431	25,290
Other current assets	864,313	847,114
Total current assets	14,624,244	13,804,922
Non-current assets:
Property and equipment	502,743	556,917
Intangible assets	1,853,586	1,393,672
Right of use assets	565,523	722,599
Loan receivables	799	6,356
Other non-current assets	33,720	103,837
Total non-current assets	2,956,371	2,783,381
Total assets	17,580,615	16,588,303
Current liabilities:
Bank borrowings	183,472	21,501
Lease liabilities	154,573	259,375
Wallet deposits	188,412	187,006
Trade payables and payables to merchants	10,562,999	9,699,421
Due to related parties	4,638	9,192
Provisions	81,728	650,895
Employee benefit obligations	289,410	257,159
Contract liabilities and merchant advances	1,424,467	1,052,167
Other current liabilities	756,389	626,186
Total current liabilities	13,646,088	12,762,902
Non-current liabilities:
Bank borrowings	2,809	18,000
Lease liabilities	121,820	172,934
Employee benefit obligations	104,284	27,117
Other non-current liabilities	402,835	241,552
Total non-current liabilities	631,748	459,603
Equity:
Share capital	498,661	498,661
Treasury shares	(169,843)
Other capital reserves	637,738	531,337
Share premium	14,483,368	14,483,368
Accumulated deficit	(12,147,145)	(12,147,568)
Total equity	3,302,779	3,365,798
Total equity and liabilities	₺ 17,580,615	₺ 16,588,303